Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	1 Months Ended	6 Months Ended
	Feb. 29, 2024	Apr. 30, 2024
Disclosure Of Income Taxes [Line Items]
Additional income tax by denying the tax deductibility		$ 1,772
Estimated potential income tax reassessment exposure	$ 74
Pillar Two Of Organization For Economic Cooperation And Development [Member]
Disclosure Of Income Taxes [Line Items]
Global minimum tax rate percentage		15.00%
2019 Taxation Year [member]
Disclosure Of Income Taxes [Line Items]
Additional income tax by denying the tax deductibility		$ 75